Other Current Assets and Other Current Financial Assets - Prepaid Expenses (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets [abstract]
Advances for inventories	$ 1,826	$ 1,964
Advertising and promotional expenses paid in advance	96	119
Advances to service suppliers	4	44
Prepaid leases	63	64
Prepaid insurance	674	332
Others	668	1,430
Current prepaid expenses	$ 3,331	$ 3,953